United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—49.5%
		Consumer Discretionary—9.2%
600	[1]	Amazon.com, Inc.	$203,424
7,804		Bayerische Motoren Werke AG (BMW)	908,510
9,900		Bridgestone Corp.	339,594
7,800		CBS Corp. - Class B	462,462
37,500		Comcast Corp., Class A	2,052,375
11,786		Compagnie Financiere Richemont SA	1,123,974
4,534		Continental AG	968,086
18,000		Daihatsu Motor Co. Ltd.	308,809
3,734		Daimler AG	305,367
3,105		Delphi Automotive PLC	216,046
16,841	[1]	DirecTV	1,455,904
8,553		Dollarama, Inc.	728,181
17,777		Flight Centre Travel Group Ltd.	778,673
9,010	[1]	Fossil Group, Inc.	912,623
32,360		Fuji Heavy Industries	919,217
6,800		Gannett Co., Inc.	229,568
1,200		Gap (The), Inc.	55,380
20,000		Home Depot, Inc.	1,870,000
293,011		ITV PLC	1,027,366
10,900		Johnson Controls, Inc.	532,029
149,344		Kingfisher PLC	752,974
300		Las Vegas Sand Corp.	19,953
5,400		Macy's, Inc.	336,366
10,035		Magna International, Inc.	1,137,786
200		McDonald's Corp.	18,744
14,872	[1]	Michael Kors Holdings Ltd.	1,191,545
8,665		Michelin, Class B	958,079
700	[1]	NVR, Inc.	821,233
9,400		Nike, Inc., Class B	738,370
23,223		Persimmon PLC	510,451
5,200		PetSmart, Inc.	372,164
1,410		ProSieben Sat.1 Media AG	56,534
11,652		Realestate.com.au Ltd.	521,484
63,643		Reed Elsevier PLC	1,038,080
10,100		Ross Stores, Inc.	761,742
800		Sands China Ltd.	5,213
12,028		Scripps Networks Interactive	958,752
25,000		Sekisui House Ltd.	314,287
4,900		Starbucks Corp.	381,269
2,898	[1]	Starz Series A	90,678
24,900		Sumitomo Rubber Industries, Ltd.	355,629
452		Swatch Group AG, Class B	245,091
21,500		TJX Cos., Inc.	1,281,615
12,300		Target Corp.	738,861
2,483	[1]	Tesla Motors, Inc.	669,665

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
7,232		Time Warner Cable, Inc.	$1,069,830
10,000		Time Warner, Inc.	770,300
3,600		Toyoda Gosei Co., Ltd.	68,543
13,200		Toyota Motor Corp.	752,075
129,363		Tui Travel PLC	799,989
11,400		Tupperware Brands Corp.	835,164
6,563		Twenty-First Century Fox, Inc.	232,461
52,410		USS Co. Ltd.	863,887
1,300		V.F. Corp.	83,356
15,500		Viacom, Inc., Class B - New	1,257,825
1,545		Volkswagen AG	346,124
18,000		Walt Disney Co.	1,617,840
2,600		Whirlpool Corp.	397,852
13,665		Whitbread PLC	995,687
32,900		Wynn Macau Ltd.	125,656
		TOTAL	39,890,742
		Consumer Staples—3.5%
2,400		Alimentation Couche-Tard, Inc., Class B	71,980
35,200		Altria Group, Inc.	1,516,416
23,800		Archer-Daniels-Midland Co.	1,186,668
8,000		CVS Corp.	635,600
750		Coca-Cola Enterprises, Inc.	35,835
25,600		ConAgra Foods, Inc.	824,320
627,000		Golden Agri-Resources Ltd.	256,011
3,800		Herbalife Ltd.	193,724
9,300		Japan Tobacco, Inc.	318,566
7,900		Kellogg Co.	513,263
7,100		Kimberly-Clark Corp.	766,800
57,234		Koninklijke Ahold NV	977,634
2,830		L'Oreal SA	468,528
3,100		Molson Coors Brewing Co., Class B	229,245
19,000	[1]	NH Foods Ltd.	402,115
8,692		Nestle SA	674,587
3,815		PepsiCo, Inc.	352,849
19,150		Philip Morris International, Inc.	1,638,857
11,700		Procter & Gamble Co.	972,387
152,258		Sainsbury (J) PLC	733,795
16,600		Swedish Match AB	554,343
22,900		The Coca-Cola Co.	955,388
330,101		William Morrison Supermarkets	972,731
		TOTAL	15,251,642
		Energy—3.3%
43		Aker Solutions ASA	651
48,962		Amec PLC	914,448
178,352		BP PLC	1,426,123
3,200		Baker Hughes, Inc.	221,248
2,500		Core Laboratories NV	394,975
431		Delek Group Ltd.	156,884
4,300		Devon Energy Corp.	324,306

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
2,559		EOG Resources, Inc.	$281,183
8,600		Exxon Mobil Corp.	855,356
6,786		Fugro NV- CVA, GDR	246,139
9,100		Halliburton Co.	615,251
18,600		Husky Energy, Inc.	566,228
28,500		Idemitsu Kosan Co. Ltd.	625,085
17,622	[1]	Kosmos Energy LLC	176,573
800		Nabors Industries Ltd.	21,768
6,144		Neste Oil Oyj	120,286
5,300		Noble Energy, Inc.	382,342
538		OMV AG	20,783
9,300		Occidental Petroleum Corp.	964,689
37,088		Royal Dutch Shell PLC, Class B	1,567,307
7,600		Schlumberger Ltd.	833,264
39,000		Showa Shell Sekiyu K.K.	418,319
45,200		Suncor Energy, Inc.	1,855,308
3,900		Superior Energy Services, Inc.	139,776
477		Tenaris SA	10,523
80,000		TonenGeneral Sekiyu KK	729,684
4,506		Total SA	297,158
1,500		Williams Companies, Inc.	89,160
		TOTAL	14,254,817
		Financials—10.2%
6,951		AGEAS	233,309
34,564		AXA	856,080
4,100		Ace, Ltd.	435,953
36,628		Admiral Group PLC	811,787
6,554		Allianz SE	1,117,789
10,500		Allstate Corp.	645,645
6,600		American Express Co.	591,030
2,635		American Tower Corp.	259,811
8,600		Ameriprise Financial, Inc.	1,081,536
53,000		Aozora Bank Ltd.	180,835
21,019		Australia & New Zealand Banking Group, Melbourne	656,254
6,733		BNP Paribas SA	454,550
304,000		BOC Hong Kong (Holdings) Ltd.	1,021,826
3,275		Banco Bilbao Vizcaya Argentaria SA	39,632
144,328		Banco Santander, SA	1,439,366
805		Bank Hapoalim Ltd.	4,562
67,290	[1]	Bank Leumi Le-Israel	262,693
112,500		Bank of America Corp.	1,810,125
2,400		Bank of Montreal	184,663
4,287		Bank of Nova Scotia	284,039
50,395		Bank of Queensland	592,096
66,000		Bank of Yokohama Ltd.	363,921
2,878	[1]	Berkshire Hathaway, Inc., Class B	395,005
9,700		BioMed Realty Trust, Inc.	217,765
1,000		Boston Properties, Inc.	121,420
7,788		CNP Assurances	153,649

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
10,500		Canadian Imperial Bank of Commerce	$1,003,453
5,400		Capital One Financial Corp.	443,124
7,400		Citigroup, Inc.	382,210
4,067		Commonwealth Bank of Australia, Sydney	308,884
17,200		Cousins Properties, Inc.	218,268
5,603		Credit Agricole SA	83,081
5,753		Credit Suisse Group AG	162,178
10,526		CubeSmart, REIT	195,784
9,000		DBS Group Holdings Ltd.	129,122
18,900		DCT Industrial Trust, Inc.	150,255
1,600		Daito Trust Construction Co.	197,837
43,000		Daiwa Securities Group, Inc.	349,678
9,700		Discover Financial Services	604,989
12,440		DnB ASA	232,023
40,800	[1]	E*Trade Financial Corp.	908,208
137,000		Fukuoka Financial Group, Inc.	663,636
1,600		Great-West Lifeco, Inc.	46,824
30,190		HSBC Holdings PLC	325,660
32,456		HSBC Holdings PLC	351,310
33,400		Hang Seng Bank Ltd.	564,564
9,400		Hannover Rueck SE	780,715
38,790		Hargreaves Lansdown PLC	722,537
29,100		Hersha Hospitality Trust	197,589
26,383		Invesco Ltd.	1,077,482
27,400		Investor AB, Class B	1,015,359
26,640		J.P. Morgan Chase & Co.	1,583,748
177		Japan Retail Fund Investment Corp.	371,199
1,300		Kinnevik Investment AB	52,750
9,775	[1]	Kite Realty Group Trust	251,413
16,869		LPL Investment Holdings, Inc.	821,352
267,294		Legal & General Group PLC	1,072,540
315,864	[1]	Lloyds TSB Group PLC	399,946
5,748		London Stock Exchange Group PLC	194,954
4,816		Macquarie Group Ltd.	262,228
20,800		Manulife Financial Corp.	419,903
600		McGraw Hill Financial, Inc.	48,678
27,000		Mitsubishi UFJ Financial Group, Inc.	155,235
209,000		Mizuho Financial Group, Inc.	397,531
5,277		Muenchener Rueckversicherungs-Gesellschaft AG - REG	1,058,085
1,500		National Bank of Canada, Montreal	72,165
3,000		Oversea-Chinese Banking Corp. Ltd.	24,018
375	[1]	Oversea-Chinese Banking Corp. Ltd.- Rights	706
2,500		PNC Financial Services Group	211,875
3,143		Partners Group Holding AG	829,186
4,692		Pebblebrook Hotel Trust	181,768
3,998		Post Properties, Inc.	219,970
402		Raiffeisen Bank International AG	10,300
18,000		Royal Bank of Canada, Montreal	1,337,129
2,300		SL Green Realty Corp.	251,505

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
11,610		Sampo Oyj, Class A	$570,993
20,825		Schroders PLC	842,189
12,339		Scor Regroupe	377,759
1,300		Simon Property Group, Inc.	221,039
16,639		Sprit Realty Capital, Inc.	196,507
60,018		Standard Life PLC	383,012
23,800	[1]	Strategic Hotels & Resorts, Inc.	282,744
19,700		Sumitomo Mitsui Financial Group, Inc.	795,327
9,000		Sumitomo Mitsui Trust Holdings, Inc.	36,927
500		Sun Life Financial Services of Canada	18,592
12,800		Sunstone Hotel Investors, Inc.	186,496
1,800	[1]	SVB Financial Group	200,376
3,100		Tokio Marine Holdings, Inc.	94,494
15,300		Toronto-Dominion Bank	805,596
1,900	[1]	United Mizrahi Bank Ltd.	23,325
174		United Urban Investment Corp.	280,621
975		Validus Holdings Ltd.	38,132
802		Vienna Insurance Group	38,869
1,700		Vornado Realty Trust	179,979
53,500		Wells Fargo & Co.	2,752,040
726		Westpac Banking Corp. Ltd.	23,759
		TOTAL	43,907,071
		Health Care—6.2%
5,063		AbbVie, Inc.	279,883
2,211	[1]	Actavis PLC	501,853
8,211	[1]	Actelion Ltd.	1,007,984
9,156	[1]	Alere, Inc.	324,580
10,105		Amgen, Inc.	1,408,435
83,000		Astellas Pharma, Inc.	1,195,002
7,500	[1]	Bio Rad Laboratories, Inc., Class A	901,950
58,500	[1]	Boston Scientific Corp.	741,780
3,300		Bristol-Myers Squibb Co.	167,145
16,523		CSL Ltd.	1,139,937
14,100		Cardinal Health, Inc.	1,039,170
2,520		Celesio AG	85,593
15,651		Cochlear Ltd.	1,060,482
2,400		Coloplast, Class B	199,234
14,992	[1]	Express Scripts Holding Co.	1,108,359
16,800	[1]	Gilead Sciences, Inc.	1,807,344
493		Hill-Rom Holdings, Inc.	21,598
31,700	[1]	Hologic, Inc.	788,379
26,000		Johnson & Johnson	2,696,980
18,800		Lilly (Eli) & Co.	1,194,928
7,600		Medtronic, Inc.	485,260
4,200		Merck & Co., Inc.	252,462
15,244	[1]	Novo Nordisk A/S, Class B	696,466
4,259		Novartis AG - REG	382,036
80,322		Pfizer, Inc.	2,360,664
17,540	[1]	Qiagen NV	423,854

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
6,719		Ramsay Health Care Ltd.	$326,060
600	[1]	Regeneron Pharmaceuticals, Inc.	210,312
9,267		Roche Holding AG-GENUSSCHEIN	2,702,223
112		Sanofi	12,288
8,900		Sanofi ADR	486,830
21		Shire PLC	1,716
19,800		Takeda Pharmaceutical Co. Ltd.	903,936
		TOTAL	26,914,723
		Industrials—6.9%
55		3M Co.	7,920
15		A P Moller-Maersk A/S	37,573
1,585		Abertis Infraestructuras SA	33,343
19,613		Alaska Air Group, Inc.	908,866
9,483		Allegion PLC	487,711
20,787		Allison Transmission Holdings, Inc.	637,745
75,627		Aurizon Hldgs. Ltd.	336,914
133,252		BAE Systems PLC	984,643
11,400		Boeing Co.	1,445,520
2,500		Bombardier, Inc., Class B	8,415
14,790		Bouygues SA	542,870
712		Bunzl PLC	19,456
3,300		CP Railway Ltd.	661,002
9,454		Canadian National Railway, Co.	678,987
200	[1]	Copart, Inc.	6,886
7,100		DSV, De Sammensluttede Vognmad AS	217,801
5,400		Danaher Corp.	413,694
29,700		Delta Air Lines, Inc.	1,175,526
9,264		Deutsche Lufthansa AG	160,372
27,099		Deutsche Post AG	886,074
8,600		Dover Corp.	755,682
27,616		Edenred	818,976
9,200		FedEx Corp.	1,360,496
5,595		Fortune Brands Home & Security, Inc.	241,760
2,100		Foster Wheeler AG	68,544
21,000		Fuji Electric Co.	101,523
205		Geberit International AG	69,558
5,300		General Dynamics Corp.	653,225
19,135		General Electric Co.	497,127
43,821		Grupo Ferrovial, SA	891,893
714		Hochtief AG	56,440
1,419		Huntington Ingalls Industries, Inc.	144,894
12,500		IDEX Corp.	961,750
7,100		Ingersoll-Rand PLC	427,420
37,000		Itochu Corp.	470,301
1,495		Kone Corp. OYJ, Class B	63,252
2,900		L-3 Communications Holdings, Inc.	318,855
7,800		LIXIL Group Corp.	172,575
6,500		Lockheed Martin Corp.	1,131,000
73,000		Marubeni Corp.	526,916

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
12,900		Mitsui & Co., Ltd.	$210,278
1,700		Nidec Corp.	108,377
8,772		Nielsen NV	412,196
8,400		Northrop Grumman Corp.	1,068,648
6,800		OshKosh Truck Corp.	337,824
13,878		Randstad Holdings N.V.	673,692
7,700		Raytheon Co.	741,818
10,400		Securitas AB, Class B	113,609
17,000		Singapore Technologies Engineering Ltd.	49,814
2,975		Societe BIC SA	404,191
37,600		Southwest Airlines Co.	1,203,576
19,160		TNT Express NV	143,197
5,500		Textron, Inc.	209,000
5,574		The ADT Corp.	205,458
2,500		Toro Co.	153,825
24,887		Union Pacific Corp.	2,619,855
13,900		United Parcel Service, Inc.	1,352,887
1,200	[1]	Vestas Wind Systems A/S	50,507
9,271		Xylem, Inc.	345,437
31,000		Yangzijiang Shipbuilding Holdings Ltd.	28,914
		TOTAL	29,816,608
		Information Technology—4.6%
771		ASML Holding N.V.	73,761
1,200	[1]	Alliance Data Systems Corp.	317,568
50,974		Apple, Inc.	5,224,835
10,100		Applied Materials, Inc.	233,361
1,400		Avago Technologies Ltd.	114,926
8,300		Avnet, Inc.	369,433
37,787		Brocade Communications Systems, Inc.	398,653
7,081		CDW Corp.	233,956
67,700		Cisco Systems, Inc.	1,691,823
24,742	[1]	CommScope Holdings Co., Inc.	637,354
4,700		Corning, Inc.	98,042
6,800	[1]	eBay, Inc.	377,400
10,932	[1]	Facebook, Inc.	817,932
1,700	[1]	Freescale Semiconductor Ltd.	35,785
923	[1]	Google, Inc., Class A	537,518
32,400		Hewlett-Packard Co.	1,231,200
1,800		Hoya Corp.	58,172
6,300	[1]	Ingram Micro, Inc., Class A	181,629
4,500		Mastercard, Inc. Class A	341,145
6,900	[1]	Micron Technology, Inc.	224,940
6,700		Microsoft Corp.	304,381
2,900		Murata Manufacturing Co. Ltd.	276,886
2,643		Nokia Oyj	22,208
8,900		Omron Corp.	385,357
27,320		Oracle Corp.	1,134,600
13,800		Otsuka Corp.	584,920
7,900		Qualcomm, Inc.	601,190

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,605		STMicroelectronics N.V.	$13,442
8,900	[1]	Tech Data Corp.	600,750
8,949		United Internet AG	384,445
2,100	[1]	VMware, Inc., Class A	207,018
5,700	[1]	Verisign, Inc.	325,328
4,700		Visa, Inc., Class A Shares	998,844
7,500		Western Digital Corp.	772,575
		TOTAL	19,811,377
		Materials—1.1%
29,000		Asahi Kasei Corp.	232,569
1,842		EMS-Chemie Holdings AG	800,564
2,300		Eagle Materials, Inc.	234,393
195,919		Fortescue Metals Group Ltd.	763,021
145,229		Glencore Xstrata PLC	873,754
2,120		Heidelberger Zement AG	159,948
3,259		Johnson Matthey	170,861
2,800		LyondellBasell Industries NV, Class A	320,180
8,800		Nitto Denko Corp.	460,954
1,000		Sherwin-Williams Co.	218,110
62		Sika AG	234,344
2,109		Voest-alpine Stahl	90,477
94		Yara International ASA	4,717
		TOTAL	4,563,892
		Telecommunication Services—1.6%
21,827		Belgacom	778,220
42,784		Deutsche Telekom AG	639,738
561,095		HKT Trust and HKT Ltd.	663,898
5,400		KDDI Corp.	311,352
16,300		Nippon Telegraph and Telephone Corp.	1,093,508
36,000		PCCW Ltd.	23,086
4,500		Softbank Corporation	324,638
236,000		StarHub Ltd.	784,116
4,342		TDC AS	37,270
72,450		Tele2 AB, Class B	901,317
98,707		Telecom Italia S.p.A	113,549
23,572		Telenor ASA	540,434
30,627		Telstra Corp. Ltd.	159,039
11,400		Verizon Communications	567,948
		TOTAL	6,938,113
		Utilities—2.9%
51,100		AES Corp.	775,698
3,100		Alliant Energy Corp.	181,319
24,100		Ameren Corp.	963,759
8,600		American Electric Power Co., Inc.	461,820
7,200		CMS Energy Corp.	219,888
14,700	[1]	Calpine Corp.	349,419
3,000		Cheung Kong Infrastructure Holdings Ltd.	21,639
24,427		Electricite De France	794,212
14,969		Enagas SA	498,990

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
176,486		Enel S.p.A	$933,604
400		Entergy Corp.	30,964
32,700		FirstEnergy Corp.	1,119,648
42,248		GDF Suez	1,040,568
2,100		MDU Resources Group, Inc.	65,751
25,500		Power Assets Holdings Ltd.	232,295
30,400		Public Service Enterprises Group, Inc.	1,136,656
1,620		Red Electrica de Espana	136,422
26,575		SSE PLC	669,719
4,200		Sempra Energy	445,074
44,838		Snam Rete Gas S.p.A	260,757
48,732		Suez Environment SA	898,361
146,728		Terna S.p.A	755,750
5,700		UGI Corp.	301,986
300		Vectren Corp.	12,369
		TOTAL	12,306,668
		TOTAL COMMON STOCKS (IDENTIFIED COST $183,495,766)	213,655,653
		ASSET-BACKED SECURITIES—0.1%
$150,000		American Express Credit Account Master Trust 2014-1, A, 0.525%, 12/15/2021	149,843
150,000		Navient Student Loan Trust 2014-1, A2, 0.497%, 03/27/2023	150,136
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $300,000)	299,979
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, B, 4.697%, 4/15/2045 (IDENTIFIED COST $50,499)	53,726
		CORPORATE BONDS—2.2%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	57,022
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,227
		TOTAL	74,249
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	110,703
150,000		Barrick Gold Corp., Sr. Unsecd. Note, 4.10%, 5/01/2023	152,422
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	104,189
		TOTAL	367,314
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	38,306
150,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	38,306
		Capital Goods - Aerospace & Defense—0.0%
50,000	[4,5]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	52,160
		Capital Goods - Diversified Manufacturing—0.1%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	103,005
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	117,194
90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	82,800
		TOTAL	302,999
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	126,358

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Environmental—continued
$25,000		Waste Management, Inc., 7.375%, 03/11/2019	$30,509
		TOTAL	156,867
		Communications - Cable & Satellite—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,185
		Communications - Media & Entertainment—0.1%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	115,824
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	204,834
		TOTAL	320,658
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,462
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	211,903
		TOTAL	228,365
		Consumer Cyclical - Automotive—0.1%
200,000		Magna International, Inc., 3.625%, 6/15/2024	203,667
50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	52,761
		TOTAL	256,428
		Consumer Cyclical - Retailers—0.1%
100,000		Advance Auto Parts, Inc., 4.50%, 12/01/2023	106,322
142,160	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	157,797
		TOTAL	264,119
		Consumer Non-Cyclical - Food/Beverage—0.0%
66,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	66,962
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,393
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,604
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	62,541
200,000		Bat Holdings BV, Sr. Unsecd. Note, Series EMTN, 4.000%, 07/07/2020	305,360
		TOTAL	399,505
		Energy - Independent—0.1%
100,000		Apache Corp., 4.25%, 1/15/2044	99,715
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	122,500
150,000	[4,5]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	163,575
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	29,812
		TOTAL	415,602
		Energy - Integrated—0.1%
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	162,591
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	106,016
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	46,387
		TOTAL	314,994
		Energy - Midstream—0.0%
100,000		Williams Partners LP, 4.90%, 1/15/2045	101,873
		Energy - Oil Field Services—0.1%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	111,962
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	58,172
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	115,709
		TOTAL	285,843
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,452

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	$126,294
		TOTAL	158,746
		Financial Institution - Banking—0.1%
100,000		Bank of America Corp., Sr. Unsecd. Note, 4.875%, 04/01/2044	107,347
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	110,442
60,000	[4,5]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	60,242
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,809
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	61,780
100,000		J.P. Morgan Chase & Co., 6.750%, 1/29/2049	107,875
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,303
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	130,761
188,658	[3,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	115,261
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,030
		TOTAL	796,850
		Financial Institution - Broker/Asset Manager/Exchange—0.0%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,734
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	119,059
30,000		Nuveen Investments, Sr. Unsecd. Note, 5.5%, 9/15/2015	30,937
		TOTAL	183,730
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	40,521
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	60,441
		Financial Institution - Insurance - Life—0.3%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	131,025
100,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	128,428
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,250
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	208,388
750,000	[4]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	1,011,166
		TOTAL	1,495,257
		Financial Institution - Insurance - P&C—0.0%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	76,130
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,452
30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	47,737
		TOTAL	178,319
		Financial Institution - REIT - Apartment—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	49,665
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	301,958
		TOTAL	351,623
		Financial Institution - REIT - Other—0.1%
40,000		Liberty Property LP, 6.625%, 10/01/2017	45,594
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	101,660
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	167,472
		TOTAL	314,726
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	44,484
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	107,910

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Foreign-Local-Government—0.1%
$50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	$66,562
255,000		Queensland Treasury Corp., 4.000%, 06/21/2019	246,993
		TOTAL	313,555
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	154,739
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	108,123
		TOTAL	262,862
		Sovereign—0.1%
20,000,000		KFW, 2.050%, 02/16/2026	222,159
		Technology—0.0%
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	102,049
50,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.500%, 03/15/2024	52,661
		TOTAL	154,710
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	59,908
		Transportation - Services—0.1%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	85,765
62,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	63,505
100,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	100,582
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,656
		TOTAL	351,508
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	76,245
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	59,386
29,142	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	31,527
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,436
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	79,300
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	48,537
		TOTAL	496,431
		Utility - Natural Gas—0.1%
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	306,389
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,073,029)	9,595,951
		FOREIGN GOVERNMENTS/AGENCIES—5.4%
		Sovereign—5.4%
300,000	[4,5]	Austria, Government of, Sr. Unsecd. Note, 3.650%, 4/20/2022	479,728
420,000		Belgium, Government of, Series 68, 2.250%, 06/22/2023	607,862
1,200,000		Bonos Y Oblig Del Estado, 4.100%, 07/30/2018	1,779,477
400,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	607,720
200,000		Buoni Poliennali Del Tes, 2.500%, 5/01/2019	279,424
1,100,000		Buoni Poliennali Del Tes, 3.500%, 12/01/2018	1,596,716
200,000		Canada, Government of, Bond, 3.250%, 06/01/2021	202,662
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	386,223
700,000		France, Government of, 3.250%, 10/25/2021	1,084,403
400,000		France, Government of, Bond, 3.500%, 04/25/2026	641,024
600,000		Germany, Government of, 1.750%, 2/15/2024	852,788
2,850,000		Hong Kong, Government of, 1.340%, 6/24/2019	368,706
157,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	1,513,598
183,000,000		Japan, Government of, Series 324, 0.100%, 01/15/2015	1,759,371

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
160,000,000		Japan, Government of, Series 327, 0.100%, 4/15/2015	$1,538,467
60,000,000		Japan, Government of, Series 453, 1.900%, 5/20/2015	576,592
130,000,000		Japan, Government of, Series 65, 1.900%, 12/20/2023	1,413,000
120,000,000		Japan, Government of, Series 313, 1.300%, 3/20/2021	1,232,706
200,000	[4,5]	Netherlands, Government of, 1.750%, 07/15/2023	281,448
6,000,000		Norway, Government of, Unsecd. Note, Series 473, 4.500%, 5/22/2019	1,089,263
1,240,000		Sweden, Government of, Series 1050, 3.000%, 7/12/2016	186,638
1,410,000		United Kingdom, Government of, 1.750%, 09/07/2022	2,275,152
180,000		United Kingdom, Government of, 3.250%, 01/22/2044	316,099
1,320,000		United Kingdom, Government, 2.750%, 9/07/2024	2,265,797
75,000		United Mexican States, 6.625%, 03/03/2015	77,167
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	39,600
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,976,801)	23,451,631
		MORTGAGE-BACKED SECURITIES—0.1%
$3,509		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	4,083
2,624		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	3,127
6,385		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	7,311
3,376		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	3,879
1,916		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,199
4,052		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,580
12,321		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	13,115
2,068		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	2,209
5,610		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	6,421
4,189		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	4,812
14,784		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	16,865
12,181		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	12,879
13,344		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	14,108
9,428		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	10,709
17,327		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	19,249
17,050		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	18,167
1,558		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,890
692		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	817
5,906		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	6,962
1		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	1
4,332		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	4,704
532		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	602
5		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	5
15,159		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	17,237
6,268		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	7,126
6,376		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	7,143
14,107		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	15,649
12,534		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	14,780
6,678		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	7,915
15,427		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	17,873
24,555		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	28,381
716		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	814
2,506		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,973
3,392		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	3,888
411		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	487

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
$278		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	$320
6,938		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	8,138
5,784		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	6,671
894		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,040
7,186		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	8,414
5,984		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	6,941
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $280,842)	314,484
		MUNICIPAL—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	109,879
		PURCHASED PUT OPTION—0.0%
2,200,000		Morgan Stanley EUR PUT/USD CALL, Strike Price $1.29, Expiration Date 11/26/2014 (IDENTIFIED COST $13,698)	14,786
		U.S. TREASURIES—4.3%
612,852		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	634,158
148,040	[6]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	154,616
2,300,000	[6,7]	United States Treasury Bill, 0.010%, 10/16/2014	2,299,950
12,445,000	[6,7]	United States Treasury Bill, 0.025%, 11/6/2014	12,444,431
1,125,000	[6,7]	United States Treasury Bill, 0.025%,11/20/2014	1,124,966
1,450,000	[6,7]	United States Treasury Bill, 0.035%, 9/18/2014	1,449,990
250,000		United States Treasury Bond, 3.625%, 2/15/2044	276,715
		TOTAL U.S. TREASURIES (IDENTIFIED COST $18,364,560)	18,384,826
		EXCHANGE-TRADED FUND—2.6%
96,194		iShares Russell 2000 ETF (IDENTIFIED COST $10,720,623)	11,212,373
		INVESTMENT COMPANIES—35.6%[8]
911,105		Emerging Markets Fixed Income Core Fund	32,762,144
151,179		Federated InterContinental Fund, Institutional Shares	7,998,904
517,083		Federated Mortgage Core Portfolio	5,124,292
98,130,743	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	98,130,743
618,744		Federated Project and Trade Finance Core Fund	5,946,133
573,411		High Yield Bond Portfolio	3,824,653
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $152,411,445)	153,786,869
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $398,777,263)[10]	430,880,157
		OTHER ASSETS AND LIABILITIES - NET—0.2%[11]	842,826
		TOTAL NET ASSETS—100%	$431,722,983

At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Euro STOXX 50 Short Futures	284	$8,988,600	September 2014	$(272,158)
1FTSE 100 Index Short Futures	491	$33,395,365	September 2014	$(302,234)
1FTSE/JSE Top 40 Short Futures	7	$3,190,950	September 2014	$2,245
1FTSE/MIB Index Short Futures	6	$613,110	September 2014	$(30,273)
1IBEX 35 Index Short Futures	61	$6,526,207	September 2014	$(421,134)
1KOSPI2 Index Short Futures	40	$5,312,000,000	September 2014	$(7,880)
1MEX Bolsa Index Short Futures	425	$194,467,250	September 2014	$(450,070)
1MSCI Singapore IX ETS Short Futures	328	$24,757,440	September 2014	$82,791
1SPI 200 Short Futures	28	$3,930,500	September 2014	$(47,168)
[1]United States Treasury Notes 5-Year Short Futures	5	$594,180	December 2014	$(1,535)
[1]United States Treasury Notes 10-Year Short Futures	72	$9,056,250	December 2014	$(37,850)
[1]Amsterdam Index Long Futures	88	$7,270,560	September 2014	$348,144
1BIST 30 Long Futures	491	$4,881,768	October 2014	$19,829
1CAC40 10 Euro Long Futures	247	$10,818,600	September 2014	$529,356
1DAX Index Long Futures	19	$4,484,238	September 2014	$174,496
[1]Hang Seng Index Long Futures	48	$59,239,200	September 2014	$(140,473)
[1]Mini MSCI Emerging Market Long Futures	472	$25,624,880	September 2014	$465,675
1MSCI Taiwan Index Long Futures	36	$1,239,120	September 2014	$7,300
1OMXS30 Index Long Futures	747	$103,608,900	September 2014	$176,060
[1]Russell 2000 Mini Long Futures	9	$1,056,060	September 2014	$12,315
1S&P 500 Long Futures	192	$96,067,200	September 2014	$1,618,176
1S&P MidCap 400 E-Mini Long Futures	36	$5,173,560	September 2014	$66,668
1S&P/TSX 60 Index Long Futures	110	$19,740,600	September 2014	$352,708
1SGX CNX Nifty Long Futures	486	$7,807,590	September 2014	$63,920
[1]Swiss Market Index Long Futures	3	$259,110	September 2014	$1,265
1TOPIX Index Long Futures	54	$689,040,000	September 2014	$10,337
[1]United States Treasury Ultra Bond Long Futures	1	$155,500	December 2014	$1,906
[1]United States Treasury Notes 2-Year Long Futures	20	$4,380,938	December 2014	$2,768
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,225,184
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,600,855,872 and $4,528,428,331, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	1,250,000 Australian Dollar	118,986,250 Japanese Yen	$23,834
9/2/2014	2,000,000 Australian Dollar	$1,859,620	$8,280
9/2/2014	2,000,000 Australian Dollar	193,908,000 Japanese Yen	$4,207
9/2/2014	1,424,723 Canadian Dollar	$1,300,000	$10,331
9/2/2014	645,000 Canadian Dollar	3,713,684 Norwegian Krone	$(5,967)
9/2/2014	1,311,732 Canadian Dollar	$1,200,000	$6,412
9/2/2014	1,855,720 Canadian Dollar	174,456,237 Japanese Yen	$29,985
9/2/2014	2,614,400 Euro	$3,500,760	$(65,569)
9/2/2014	1,500,000 Euro	204,958,500 Japanese Yen	$1,022
9/2/2014	990,000 Euro	$1,325,740	$(24,929)
9/2/2014	960,000 Euro	$1,285,685	$(24,293)
9/2/2014	1,050,000 Euro	$1,403,376	$(23,729)
9/2/2014	900,000 Euro	7,389,000 Norwegian Krone	$(9,613)
9/5/2014	2,200,000 Euro	$2,939,090	$(48,368)
9/2/2014	181,153,080 Japanese Yen	12,140,000 Swedish Krona	$4,150
9/2/2014	24,957,600 Norwegian Krone	$4,000,000	$26,751
9/2/2014	11,076,300 Norwegian Krone	$1,800,000	$(12,909)
9/2/2014	3,000,000 New Zealand Dollar	$2,535,960	$(26,611)
9/2/2014	1,500,000 Pound Sterling	$2,517,525	$(27,299)
9/2/2014	1,750,000 Pound Sterling	$2,927,085	$(21,821)
9/2/2014	700,000 Pound Sterling	1,383,450 New Zealand Dollar	$4,919
9/2/2014	700,000 Pound Sterling	8,028,685 Swedish Krona	$13,386
9/2/2014	1,083,619 Pound Sterling	$1,800,000	$(1,029)
9/2/2014	3,147,662 Singapore Dollar	$2,517,525	$2,519
9/2/2014	1,267,833 Turkish Lira	$590,102	$(3,549)
9/2/2014	1,270,430 Turkish Lira	$590,102	$(2,348)
9/2/2014	2,957,607 Turkish Lira	$1,377,297	$(8,984)
9/24/2014	1,000,000 Australian Dollar	95,020,000 Japanese Yen	$19,177
9/24/2014	727,615 Canadian Dollar	500,000 Euro	$11,804
9/24/2014	61,021,200 Japanese Yen	$600,000	$(13,416)
9/24/2014	80,969,600 Japanese Yen	$800,000	$(21,656)
9/24/2014	81,471,200 Japanese Yen	$800,000	$(16,835)
9/25/2014	1,300,000 Euro	$1,727,917	$(19,572)
9/25/2014	890,000 Euro	7,269,298 Norwegian Krone	$(2,399)
9/25/2014	410,000 Euro	3,347,281 Norwegian Krone	$(864)
9/25/2014	1,400,000 New Zealand Dollar	$1,165,038	$3,505
9/25/2014	20,023,000 Swedish Krona	$2,925,000	$(60,361)
10/24/2014	700,000 Pound Sterling	8,051,645 Swedish Krona	$9,771
10/24/2014	710,000 Pound Sterling	$1,177,443	$776
Contracts Sold:
9/2/2014	1,250,000 Australian Dollar	119,330,000 Japanese Yen	$(20,530)
9/2/2014	2,000,000 Australian Dollar	191,284,000 Japanese Yen	$(29,426)
9/2/2014	2,000,000 Australian Dollar	$1,859,760	$(8,140)
9/2/2014	1,307,664 Canadian Dollar	$1,200,000	$(2,671)
9/2/2014	645,000 Canadian Dollar	3,706,389 Norwegian Krone	$4,790
9/2/2014	710,032 Canadian Dollar	$650,000	$(3,023)
9/2/2014	712,966 Canadian Dollar	$650,000	$(5,721)
9/2/2014	1,855,720 Canadian Dollar	174,618,613 Japanese Yen	$(28,424)
9/2/2014	2,614,400 Euro	$3,497,884	$62,693

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
9/2/2014	1,500,000 Euro	206,581,358 Japanese Yen	$14,575
9/2/2014	900,000 Euro	7,580,250 Norwegian Krone	$40,470
9/2/2014	3,000,000 Euro	$4,017,240	$75,390
9/5/2014	2,200,000 Euro	$2,940,740	$50,018
9/2/2014	1,500,000 Pound Sterling	$2,511,825	$21,599
9/2/2014	1,750,000 Pound Sterling	$2,921,354	$16,090
9/2/2014	700,000 Pound Sterling	1,390,193 New Zealand Dollar	$721
9/2/2014	700,000 Pound Sterling	8,053,500 Swedish Krona	$(9,836)
9/2/2014	89,238,000 Japanese Yen	6,000,000 Swedish Krona	$775
9/2/2014	91,418,460 Japanese Yen	6,140,000 Swedish Krona	$(152)
9/2/2014	32,701 Norwegian Krone	$5,287	$11
9/2/2014	6,082,763 Norwegian Krone	$983,083	$1,668
9/2/2014	8,174,903 Norwegian Krone	$1,320,000	$1,031
9/2/2014	10,461,358 Norwegian Krone	$1,691,630	$3,756
9/2/2014	11,145,042 Norwegian Krone	$1,800,000	$1,818
9/2/2014	2,300,000 New Zealand Dollar	$1,941,453	$17,618
9/2/2014	700,000 New Zealand Dollar	$589,446	$3,931
9/2/2014	3,149,890 Singapore Dollar	$2,517,525	$(4,303)
9/2/2014	5,487,116 Turkish Lira	$2,557,500	$18,931
9/24/2014	1,000,000 Australian Dollar	95,120,000 Japanese Yen	$(18,216)
9/24/2014	732,655 Canadian Dollar	500,000 Euro	$(16,437)
9/24/2014	61,014,600 Japanese Yen	$600,000	$13,479
9/24/2014	81,294,960 Japanese Yen	$800,000	$18,529
9/24/2014	82,032,000 Japanese Yen	$800,000	$11,444
9/25/2014	7,000,000 Euro	$9,344,860	$146,081
9/25/2014	1,300,000 Euro	$1,739,794	$31,449
9/25/2014	1,300,000 Euro	10,622,105 Norwegian Krone	$4,154
9/25/2014	1,226,267,800 Japanese Yen	$11,800,000	$12,057
9/25/2014	1,400,000 New Zealand Dollar	$1,172,164	$3,621
9/25/2014	12,000,000 Swedish Krona	$1,751,812	$35,003
9/25/2014	8,023,000 Swedish Krona	$1,161,727	$13,897
10/24/2014	890,000 Euro	$1,172,023	$2,237
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$219,665
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $324,208 and $346,284, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
Morgan Stanley EUR PUT/USD CALL (PREMIUMS RECEIVED $13,698)	November 2014	$1.34	2,200,000	$(12,326)
The average notional amount of written option contracts held by the Fund throughout the period was $1,233. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put option contracts held by the Fund throughout the period was $16,438. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $3,048,916, which represented 0.7% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At August 31, 2014, these liquid restricted securities amounted to $1,922,489, which represented 0.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$183,413	$115,261
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$1,011,166
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	Affiliated holdings.
9	7-day net yield.
10	At August 31, 2014, the cost of investments for federal tax purposes was $398,785,017. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts and (d) written options was $32,095,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,910,062 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,814,922.
11	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$110,175,778	$—	$—	$110,175,778
International	103,032,411	447,464[1]	—	103,479,875
Debt Securities:
Asset-Backed Securities	—	299,979	—	299,979
Collateralized Mortgage Obligation	—	53,726	—	53,726
Corporate Bonds	—	9,480,690	115,261	9,595,951
Foreign Governments/Agencies	—	23,451,631	—	23,451,631
Mortgage-Backed Securities	—	314,484	—	314,484
Municipal	—	109,879	—	109,879
U.S. Treasuries	—	18,384,826	—	18,384,826
Purchased Put Option	—	14,786	—	14,786
Exchange-Traded Fund	11,212,373	—	—	11,212,373
Investment Companies[2]	147,840,736	5,946,133	—	153,786,869
TOTAL SECURITIES	$372,261,298	$58,503,598	$115,261	$430,880,157
OTHER FINANCIAL INSTRUMENTS[3]	$2,224,155	$208,368	$—	$2,432,523
1	Includes $253,875 of international common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded primarily in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four (24) days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts, foreign exchange contracts and written option contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depository Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
USD	—United States Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014